Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Inventories Abstract
Finished goods	$ 85,583	$ 90,702
Raw materials	6,471	7,491
Work-in-process	67,281	81,616
Total inventory	$ 159,335	$ 179,809